Regulatory Assets And Liabilities (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 1,995	$ 2,023		$ 1,771
Carrying Amount, Regulatory Liabilities	674	594		447
Net regulatory asset	1,321	1,429		1,324
Bondco
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset	$ 47	$ 108		226
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Life of utility plant	Lives of related assets
Carrying Amount, Regulatory Liabilities	$ 608	$ 531		385
Investment Tax Credit and Protected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Carrying Amount, Regulatory Liabilities	$ 15	$ 18		23
Over Collection of Transition Bond Revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year	[1],[2]
Carrying Amount, Regulatory Liabilities	$ 31	$ 32	[1],[2]	35	[1],[2]
Net regulatory asset	$ 31	$ 32		35
Energy Efficiency Programs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Not applicable	Not applicable	[2]
Carrying Amount, Regulatory Liabilities	$ 20	$ 13	[2]	4	[2]
Generation Related Regulatory Assets Securitized by Transition Bonds [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year	[1],[2]
Carrying Amount, Regulatory Assets	$ 81	$ 148	[1],[2]	281	[1],[2]
Net regulatory asset	$ 78	$ 140		261
Employee Retirement Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years	5 years
Carrying Amount, Regulatory Assets	$ 47	$ 55		71
Employee Retirement Costs to be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined	[3],[4]
Carrying Amount, Regulatory Assets	$ 267	$ 246	[3],[4]	224	[3],[4]
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined	[2],[4],[5]
Carrying Amount, Regulatory Assets	$ 828	$ 865	[2],[4],[5]	491	[2],[4],[5]
Self Insurance Reserve (Primarily Storm Recovery Costs) - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years	5 years
Carrying Amount, Regulatory Assets	$ 111	$ 127		158
Self Insurance Reserve to be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined	[3],[4]
Carrying Amount, Regulatory Assets	$ 316	$ 242	[3],[4]	196	[3],[4]
Securities Reacquisition Costs (Pre-Industry Restructure) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	2 years	2 years
Carrying Amount, Regulatory Assets	$ 19	$ 23		32
Securities Reacquisition Costs (Post Industry Restructure) - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Terms of related debt	Lives of related debt
Carrying Amount, Regulatory Assets	$ 8	$ 7		5
Recoverable Amounts In Lieu Of Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Life of related asset or liability	Life of related asset or liability
Carrying Amount, Regulatory Assets	$ 12	$ 14		42
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Largely 5 years	Largely 6 years
Carrying Amount, Regulatory Assets	$ 112	$ 123		146
Deferred AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined
Carrying Amount, Regulatory Assets	$ 140	$ 113		62
Net regulatory asset		$ 113		62
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year	[2]
Carrying Amount, Regulatory Assets	$ 11	$ 22	[2]	12	[2]
Under Recovered Wholesale Transmission Service Expense - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	1 year	[2]
Carrying Amount, Regulatory Assets	$ 34	$ 26	[2]	37	[2]
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Carrying Amount, Regulatory Assets	$ 9	$ 12		$ 14

[1]	Bondco net regulatory assets of $108 million at December 31, 2014 consisted of $140 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million. Bondco net regulatory assets of $226 million at December 31, 2013 consisted of $261 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $35 million.
[2]	Not earning a return in the regulatory rate-setting process.
[3]	Costs incurred since the period covered under the last rate review.
[4]	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
[5]	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.